Consolidated statements of cash flows - EUR (€) € in Millions			12 Months Ended
		Feb. 14, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement of cash flows [abstract]
Net income attributable to equity holders of Sanofi			€ 12,314		€ 2,806		€ 4,306
Net (income)/loss of the exchanged/held-for-exchange Animal Health business	[1]		0		101		13
Non-controlling interests, excluding BMS	[2]		36		31		22
Share of undistributed earnings from investments accounted for using the equity method			(339)		(192)		(471)
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets(b)			3,684		7,452		4,279
Gains and losses on disposals of non-current assets, net of tax	[3]		(301)		(286)		(797)
Gain on Regeneron investment arising from transaction of May 29, 2020, net of tax(h)	[4]		(6,880)		0		0
Net change in deferred taxes			(214)		(1,753)		(727)
Net change in non-current provisions and other non-current liabilities	[5]		(142)		58		(265)
Cost of employee benefits (stock options and other share-based payments)			274		252		284
Impact of the workdown of acquired inventories remeasured at fair value			53		3		114
Other profit or loss items with no cash effect(i)	[6]		(711)		(309)		69
Operating cash flow before changes in working capital and excluding the exchanged/held-for-exchange Animal Health business			7,774		8,163		6,827
(Increase)/decrease in inventories			(593)		(547)		(701)
(Increase)/decrease in accounts receivable			(134)		(462)		(35)
Increase/(decrease) in accounts payable			86		169		270
Net change in other current assets and other current liabilities			316		421		(814)
Net cash provided by/(used in) operating activities excluding the exchanged/held-for-exchange Animal Health business	[7]		7,449		7,744		5,547
Acquisitions of property, plant and equipment and intangible assets			(2,114)		(1,816)		(1,977)
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[8]		(5,336)		(488)		(12,857)
Acquisitions of other equity investments			(137)		(38)		(137)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax		€ 311	918	[9]	1,224	[9]	2,163	[9]
Proceeds from sales of investments accounted for using equity method			10,370		0		0
Net change in other non-current assets			(113)		(94)		(58)
Net cash provided by/(used in) investing activities excluding the exchanged/held-for-exchange Animal Health business			3,588		(1,212)		(12,866)
Net cash inflow from the exchange of the Animal Health business for BI’s Consumer Healthcare business			0		154		(6)
Issuance of Sanofi shares			203		162		177
Dividends paid:
to shareholders of Sanofi			(3,937)		(3,834)		(3,773)
to non-controlling interests, excluding BMS	[2]		(44)		(14)		(14)
Payments received/(made) on changes of ownership interest in a subsidiary without loss of control			0		(7)		(77)
Additional long-term debt contracted			2,019		1,997		9,677
Repayments of long-term debt			(3,952)		(2,067)		(787)
Repayments of lease liabilities	[10]		(234)		(267)		0
Net change in short-term debt			282		(154)		(168)
Acquisitions of treasury shares			(822)		(9)		(1,101)
Net cash provided by/(used in) financing activities excluding the exchanged/held-for-exchange Animal Health business			(6,485)		(4,193)		3,934
Impact of exchange rates on cash and cash equivalents			(64)		9		1
Net change in cash and cash equivalents			4,488		2,502		(3,390)
Cash and cash equivalents, beginning of period			9,427		6,925		10,315
Cash and cash equivalents, end of period			€ 13,915		€ 9,427		€ 6,925

[1]	Net income/losses arising from the divestment of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[2]	See Note C.2.
[3]	Includes non-current financial assets.
[4]	The gain on the sale of Regeneron shares is presented net of taxes, including deferred taxes of €115 million.
[5]	This line item includes contributions paid to pension funds (see Note D.19.1.).
[6]	This line mainly comprises unrealized foreign exchange gains and losses arising on the remeasurement of monetary items in non-functional currencies, and on instruments used to hedge such items.
[7]

	2020	2019	2018
•Income tax paid	(2,051)	(1,695)	(2,058)
•Interest paid	(315)	(379)	(313)
•Interest received	37	92	72
•Dividends received from non-consolidated entities	—	—	1

[8]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations.
[9]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets. For 2020, it includes the sale to Baxter of operations relating to Seprafilm® for a selling price before taxes of €311 million and the divestment of certain established prescription products for €97 million before taxes, plus contingent consideration of €167 million before taxes relating to a past divestment. For 2019, it includes the proceeds from the divestments of Sanofi's entire equity interests in Alnylam for €706 million and in MyoKardia for €118 million (see Note D.7.1.). For 2018, it includes an amount of €1,598 million (net of transaction costs) for the divestment of the European Generics business (see Note D.2.2.).
[10]	Includes the effects of first-time application of IFRS16 on leases using the modified retrospective approach, effective January 1,2019.